ACCOUNT RECEIVABLES - THIRD PARTIES, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
Provisions (reversal)	$ (2,479)	$ 308
Nonrelated Party
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
Accounts receivable-third parties	55,402		$ 120,631
Less: Allowance for credit losses	(1,209)		(3,555)
Total	$ 54,193		$ 117,076